Business Activity	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Activity [Abstract]
Business Activity
1.	Business Activity

Fusion Fuel Green Public Limited Company (the “Parent”, the “Company” or the “Group”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is 10 Earlsfort Terrace, Dublin 2, D02 T380, Ireland.

The Company’s mission is to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen will be produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Directors have a well-established risk management process which is managed through their leadership team, finance committee and board of directors. The key risks are evaluated throughout the year with key business leaders tasked to manage each risk as required, these risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

The Merger

On June 6, 2020, the Company entered into an initial business combination agreement (“the Transaction”) with the shareholders of HL Acquisitions Corp., a British Virgin Islands business company (“HL”), a publicly-held special purpose acquisition company, and Fusion Welcome – Fuel S.A (“Fusion Fuel”), a private limited company domiciled in Portugal. On August 19, 2020, the terms of the initial Transaction were amended and finalised. The shareholders of both HL and Fusion Fuel agreed to exchange their interests for new ordinary shares in the share capital of the Company, with Fusion Fuel considered the accounting acquirer and predecessor entity.

Prior to the merger discussed below, the Company was a newly-formed shell with no active trade or business, and all relevant assets, liabilities, income and expenses were borne by Fusion Fuel, the continuing entity in the merger. Therefore, the comparable consolidated financial statements for the year ended December 31, 2019 and for the period July 25 to December 31, 2018 are those of Fusion Fuel.

As part of the transaction, the former shareholders of HL received 7,033,356 Class A ordinary shares and 8,250,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 (the “HL warrants”) of the Company. The shareholders of Fusion Fuel received 2,125,000 Class B ordinary shares and warrants to purchase 2,125,000 Class A ordinary shares at an exercise price of $11.50 per share (the “FF warrants”). Unexercised warrants expire five years from the date of the transaction’s close.

Because HL is not considered a business, the Transaction is not considered a business combination, and instead is accounted for as a reverse recapitalisation, whereby Fusion Fuel issues shares in exchange for the net assets of HL represented by cash, which had a value of approximately $54 million (approximately €44.4 million) upon closing of the Transaction, and its listed status. The excess of the fair value of the equity instruments issued by the Company over the identifiable net assets of HL represents payment for the listing status and is recorded as a listing expense in the income statement under IFRS 2 Share-based Payment. The Transaction completed on December 4, 2020 (the “acquisition date”).

Immediately following the acquisition date, the Company completed a private equity placement with accredited investors (the “PIPE Investors”) for the sale of 2,450,000 Class A ordinary shares at a price of $10.25 per share, with gross proceeds of approximately $25.1 million (approximately €20.7 million).

At the acquisition date, the Company became the ultimate legal parent of Fusion Fuel and HL Acquisitions. The Company’s Class A ordinary shares are traded on the NASDAQ Global Market under the ticker symbol HTOO and its warrants are traded under HTOOW. The Company’s Class B shares are not publicly traded.

The consolidated financial statements are prepared as a continuation of the financial statements of Fusion Fuel, the accounting acquirer, adjusted to reflect the legal capital structure of the legal parent/accounting acquiree (Fusion Fuel Green Public Limited Company). The equity in the comparative periods is that of Fusion Fuel, retroactively adjusted for the exchange ratio agreed in the Transaction. The comparative financial years included herein are operations of Fusion Fuel prior to the merger.

The Earn-Out

The parties also agreed to a potential additional equity payment to certain former shareholders of Fusion Fuel who became service providers to the Company. Under this arrangement, these persons are eligible to earn additional share-based payment awards of up to 1,137,000 Class A ordinary shares and 1,137,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 based upon the execution of contracts for certain value-accretive hydrogen purchase agreements on or before June 30, 2022, depending on the value of those contracts.

The additional consideration may be earned as follows:

●	40% upon signing of power purchase agreements (Hydrogen purchase agreements) with certain identified counterparties having an expected net present value of at least $61m

●	20% upon commencement of operations under these hydrogen purchase agreements

●	40% upon successfully completing 90 days of operations at 95% of planned capacity

As these awards are dependent on future service to be provided to the Company, the Company considers them to be service awards under IFRS 2 and classifies them as equity-settled share-based payments. The number of shares and warrants likely to be awarded are estimated at the reporting date, measured at grant-date fair value, and recorded as a cost to the income statement on a straight-line basis over the period from grant to expected delivery of contracts, currently estimated to be June 30, 2022. Earlier delivery of contracts will result in an acceleration of the vesting period.